15. Investment in Affiliates (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in affilates	$ 69,606	$ 69,606
EnSync [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affilates	0	0
Decrease in fair value of warrant	(0)	0	$ (2,328)
Impairment of investment	0	2,214	$ 9,895
EnSync [Member] | Convertible Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affilates	$ 0	0
EnSync [Member] | Purchased Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Investment shares owned	8,000,000
EnSync [Member] | Warrants [Member]
Schedule of Equity Method Investments [Line Items]
Investment shares owned	50,000,000
Sinsin [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affilates	$ 69,606	$ 69,606